Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	$ 145,795	$ 158,679
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(98,663)	(96,692)
Derivative financial assets	142,450	154,439
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(98,663)	(96,692)
Derivative financial liabilities	142,629	153,491
Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	142,353	155,480
Negative gross fair value	132,616	142,562
Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	3,442	3,199
Negative gross fair value	12,538	14,089
Gross fair values before netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	145,795	158,679
Negative gross fair value	145,154	156,651
Net fair values after netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative financial assets	142,450	154,439
Derivative financial liabilities	142,629	153,491
Interest rate contracts forward rate agreements [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	76	77
Negative gross fair value	24	25
Interest rate contracts swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	26,320	25,690
Negative gross fair value	22,965	21,608
Interest rate contracts swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,907	2,244
Negative gross fair value	7,436	6,880
Interest rate contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	11,230	12,056
Interest rate contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	11,776	12,201
Interest rate contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	37,626	37,823
Negative gross fair value	34,765	33,834
Interest rate contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,907	2,244
Negative gross fair value	7,436	6,880
Foreign exchange contracts forward contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	22,972	37,734
Negative gross fair value	22,655	37,631
Foreign exchange contracts forward contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	860	268
Negative gross fair value	509	237
Foreign exchange contracts cross currency swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	7,370	8,680
Negative gross fair value	5,815	9,087
Foreign exchange contracts cross currency swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value		22
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	55,268	49,758
Negative gross fair value	46,550	38,230
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	555	374
Negative gross fair value	4,484	6,677
Foreign exchange contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	2,623	2,623
Foreign exchange contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	1,790	2,571
Foreign exchange contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	88,233	98,795
Negative gross fair value	76,810	87,519
Foreign exchange contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,415	642
Negative gross fair value	4,993	6,936
Credit derivatives [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	175	388
Negative gross fair value	176	125
Credit derivatives [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	49
Other contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	16,319	18,474
Negative gross fair value	20,865	21,084
Other contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	71	313
Negative gross fair value	109	273
Valuation adjustments determined on a pooled basis [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative asset valuation adjustments determined on a pooled basis	(1,801)	(2,055)
Derivative liability valuation adjustments determined on a pooled basis	(981)	(975)
Impact Of Netting Agreements [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,544)	(2,185)
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	$ (1,544)	$ (2,185)